UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren        Greenwich, Connecticut       11/14/08
       ------------------------   --------------------------  ---------------
             [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------

Form 13F Information Table Value Total:           $41,590
                                                -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

ABBOTT LABS                       COM            002824100    2,303    40,000 SH      SOLE                 40,000
AMGEN INC                         COM            031162100    2,204    37,190 SH      SOLE                 37,190
AMYLIN PHARMACEUTICALS INC        COM            032346108      324    16,000 SH      SOLE                 16,000
ARRAY BIOPHARMA INC               COM            04269X105    1,597   208,000 SH      SOLE                208,000
BRIGHAM EXPLORATION CO            COM            109178103      176    16,000 SH      SOLE                 16,000
CANADIAN SOLAR INC                COM            136635109      410    21,000 SH      SOLE                 21,000
CEPHALON INC                      COM            156708109    1,840    23,750 SH      SOLE                 23,750
CHESAPEAKE ENERGY CORP            COM            165167107    2,073    57,800 SH      SOLE                 57,800
CURAGEN CORP                      COM            23126R101      321   401,000 SH      SOLE                401,000
DAYSTAR TECHNOLOGIES INC          COM            23962Q100      428   153,000 SH      SOLE                153,000
ENERGY CONVERSION DEVICES IN      COM            292659109      495     8,500 SH      SOLE                  8,500
FIRST SOLAR INC                   COM            336433107      623     3,300 SH      SOLE                  3,300
GASTAR EXPL LTD                   COM            367299104       65    50,000 SH      SOLE                 50,000
GENENTECH INC                     COM NEW        368710406      275     3,100 SH      SOLE                  3,100
GENOMIC HEALTH INC                COM            37244C101      566    25,000 SH      SOLE                 25,000
GILEAD SCIENCES INC               COM            375558103      319     7,000 SH      SOLE                  7,000
ISIS PHARMACEUTICALS INC          COM            464330109    1,081    64,000 SH      SOLE                 64,000
JA SOLAR HOLDINGS CO LTD          SPON ADR       466090107      316    30,000 SH      SOLE                 30,000
JOHNSON & JOHNSON                 COM            478160104    2,889    41,700 SH      SOLE                 41,700
MEDTRONIC INC                     COM            585055106      911    18,200 SH      SOLE                 18,200
MONSANTO CO NEW                   COM            61166W101    3,559    35,956 SH      SOLE                 35,956
MYRIAD GENETICS INC               COM            62855J104   11,095   171,000 SH      SOLE                171,000
NXSTAGE MEDICAL INC               COM            67072V103      532   126,000 SH      SOLE                126,000
NUVELO INC                        COM NEW        67072M301       44   100,000 SH      SOLE                100,000
PEABODY ENERGY CORP               COM            704549104      540    12,000 SH      SOLE                 12,000
PETROHAWK ENERGY CORP             COM            716495106    1,238    57,250 SH      SOLE                 57,250
REGENERON PHARMACEUTICALS         COM            75886F107    1,201    55,000 SH      SOLE                 55,000
SANGAMO BIOSCIENCES INC           COM            800677106    2,556   332,000 SH      SOLE                332,000
SEATTLE GENETICS INC              COM            812578102    1,241   116,000 SH      SOLE                116,000
ZOLTEK COS INC                    COM            98975W104      368    21,500 SH      SOLE                 21,500
